SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-05595

                      ACM Government Opportunity Fund, Inc.
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                        Date of fiscal year end: July 31

             Date of reporting period: July 1, 2003 - June 30, 2004

Item 1.  Proxy Voting Record.





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05595
Reporting Period: 07/01/2003 - 06/30/2004
ACM Government Opportunity Fund, Inc.









==================== ACM GOVERNMENT OPPORTUNITY FUND, INC. =====================



The registrant did not receive any proxy solicitations relating to its portfolio securities and, therefore, did not vote any proxies during the reporting period.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  ACM Government Opportunity
                                           Fund, Inc.


                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 26, 2004


*By: /s/ Mark R. Manley
     ------------------
         Mark R. Manley
         Secretary